SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial Assets	$ 175	$ 780
Level 1 of fair value hierarchy [member] | Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Financial Assets	35	407
Level 2 of fair value hierarchy [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Financial Assets	9	47
Level 2 of fair value hierarchy [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 131	$ 326